Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund)	12 Months Ended
Aug. 31, 2011
Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	55.81%
Since Inception	13.95%
Inception Date	Dec. 06, 2007
Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	55.40%
Since Inception	13.30%
Inception Date	Nov. 28, 2007
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	53.00%
Since Inception	11.03%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	52.64%
Since Inception	10.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	36.30%
Since Inception	10.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	36.07%
Since Inception	9.62%
Based on Market Value | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.17%
Since Inception	13.99%
Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.24%
Since Inception	14.55%
Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	56.24%
Since Inception	13.83%